Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

Between the end of six months ended June 30, 2023 and the date of preparation of these consolidated financial statements, the Company has gone through a main subsequent event, which is its successful debut on the Nasdaq stock exchange on September 22, 2023

The Company announced initial public offering of 1,000,000 American Depositary Shares (“ADSs”), representing 5,000,000 ordinary shares, at a price of $5.00 per ADS to the public for a total of $5,000,000 of gross proceeds to the Company, before deducting underwriting discounts and offering expenses (the “Offering”). The American Depositary Shares began trading on the Nasdaq Capital Market under the symbol “TURB.”